Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	38,327	48,656
Stock options granted (in shares) | shares	7,547	12,547
Stock options exercised for common shares (in shares) | shares	(11,605)	(18,147)
Stock options surrendered for cash settlement (in shares) | shares	(441)	(1,324)
Stock options forfeited (in shares) | shares	(2,678)	(3,405)
Stock options outstanding - end of year (in shares) | shares	31,150	38,327
Stock options exercisable (in shares) | shares	5,522	7,841
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 35.88	$ 37.53
Weighted average exercise price, options granted (in CAD per share) | $ / shares	68.15	34.39
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	38.06	38.97
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	38.43	40.54
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	41.43	35.73
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	42.37	35.88
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 37.60	$ 39.19